Major restructuring costs (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Costs Charged to Operating Profit

The costs charged to operating profit under these programmes were as follows:

	2017 £m	2016 £m	2015 £m
Increase in provision for major restructuring programmes (see Note 29)	259	163	718
Amount of provision reversed unused (see Note 29)	(43)	(140)	(44)
Impairment losses recognised	278	158	419
Other non-cash charges	247	108	51
Other cash costs	315	681	747

	1,056	970	1,891